Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Defined Benefit Pension, Healthcare and Other Plans

The following summarizes data from CNH Industrial’s defined benefit pension, health care and other post-employment plans for the years ended December 31, 2013 and 2012:

	Pension		Health care		Other
	2013	2012	2013	2012	2013	2012
	(in millions)
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	$3,483	$3,182	$1,212	$1,180	$552	$478
Service cost	27	23	9	9	16	12
Interest cost	126	143	45	52	12	15
Plan participants’ contributions	3	4	6	6	—	—
Actuarial (gain) loss	(45)	259	(72)	41	4	61
Gross benefits paid	(195)	(195)	(79)	(81)	(43)	(38)
Currency translation adjustments and other	42	67	(4)	5	24	24

Actuarial present value of benefit obligation at end of year	3,441	3,483	1,117	1,212	565	552

Change in plan assets:
Plan assets at fair value at beginning of year	2,602	2,389	91	81	—	—
Actual return on plan assets	176	221	10	12	—	—
Employer contributions	54	119	70	69	—	—
Plan participants’ contributions	3	4	6	6	—	—
Gross benefits paid	(182)	(181)	(78)	(79)	—	—
Currency translation adjustments and other	12	50	(1)	2	—	—

Plan assets at fair value at end of year	2,665	2,602	98	91	—	—

Funded status:	$(776)	$(881)	$(1,019)	$(1,121)	$(565)	$(552)

Net Amounts Recognized in Consolidated Balance Sheets

Net amounts recognized in the consolidated balance sheets as of December 31, 2013 and 2012 consist of:

	Pension		Health care		Other
	2013	2012	2013	2012	2013	2012
	(in millions)
Other assets	$67	$10	$—	$—	$—	$—
Pension, postretirement and other post-employment benefits	(843)	(891)	(1,019)	(1,121)	(565)	(552)

Net liability recognized at end of year	$(776)	$(881)	$(1,019)	$(1,121)	$(565)	$(552)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2013 consist of:

	Pension	Health care	Other
	(in millions)
Unrecognized actuarial losses	$912	$141	$70
Unrecognized prior service cost (credit)	(4)	(21)	23

Accumulated Other Comprehensive Loss	$908	$120	$93

Accumulated Benefit Obligations in Excess of Plan Assets

The following table summarizes CNH Industrial’s pension and other post-employment plans with accumulated benefit obligations in excess of plan assets:

	Pension		Other
	2013	2012	2013	2012
	(in millions)
Accumulated benefit obligation	$2,002	$3,210	$529	$169

Fair value of plan assets	$1,186	$2,385	$—	$—

Projected Benefit Obligations in Excess of Plan Assets

The following table summarizes CNH Industrial’s pension and other post-employment plans with projected benefit obligations in excess of plan assets:

	Pension		Other
	2013	2012	2013	2012
	(in millions)
Projected benefit obligation	$2,034	$3,282	$565	$552

Fair value of plan assets	$1,186	$2,386	$—	$—

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2013, 2012, and 2011:

	Pension			Health care			Other
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Service cost	$27	$23	$25	$9	$9	$9	$16	$12	$16
Interest cost	126	143	159	45	52	58	12	15	14
Expected return on assets	(166)	(161)	(163)	(7)	(6)	(6)	—
Amortization of:
Prior service cost (credit)	2	—	2	(12)	(14)	(26)	1	3	2
Actuarial loss (gain)	78	65	60	22	20	21	(5)	11	3

Net periodic benefit cost	67	70	83	57	61	56	24	41	35
settlement loss	1	1	—	—	—	—	1	—	—

Net periodic benefit cost	$68	$71	$83	$57	$61	$56	$25	$41	$35

Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligation

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations recognized in other comprehensive loss during 2013 consist of:

	Pension	Health care	Other
	(in millions)
Net periodic benefit cost	$68	$57	$25
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial (gains)/losses	(56)	(76)	4
Amortization of actuarial losses	(78)	(22)	5
Amortization of prior service cost	(2)	12	(1)
Prior service cost	—	—	(1)
Currency translation adjustments and other	12	—	6

Total recognized in other comprehensive (income) loss	(124)	(86)	13

Total recognized in comprehensive (income) loss	$(56)	$(29)	$38

Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts expected to be amortized in 2014 from accumulated other comprehensive loss consist of:

	Pension	Health care	Other
	(in millions)
Actuarial losses	$(65)	$(6)	$—
Prior service cost	(1)	12	(2)

Total	$(66)	$6	$(2)

Assumptions Utilized in Determining the Funded Status and Net Periodic Cost of Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The following assumptions were utilized in determining the funded status as at December 31, 2013 and 2012, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2013, 2012, and 2011:

	Pension plans			Health care plans			Other
(in %)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Assumptions used to determine funded status at December 31
Weighted-average discount rates	4.05	3.75	n/a	4.67	3.79	n/a	3.00	3.27	n/a
Weighted-average rate of compensation increase	3.35	2.99	n/a	3.42	3.42	n/a	2.63	2.75	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	8.19	7.04	n/a	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	n/a	n/a	n/a	n/a
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	3.75	4.61	5.08	3.79	4.57	5.18	3.27	4.63	4.34
Weighted-average rate of compensation increase	2.99	3.16	3.18	3.42	3.44	3.50	2.75	3.11	3.18
Weighted-average long-term rates of return on plan assets	5.95	6.79	6.98	7.00	7.25	7.50	n/a	n/a	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	7.04	7.54	8.02	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

*	CNH Industrial expects to achieve the ultimate health care cost trend rate in 2024 and 2018 for US and Canada plans, respectively.

Effect of One Percentage Point Change in Assumed Healthcare Cost Trend Rates

A one percentage point change in the assumed health care cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2013 net post retirement benefit expense	$6	$(5)
Total increase/(decrease) in accumulated postretirement benefit obligation as of December 31, 2013	$135	$(104)

Weighted Average Target Asset Allocation For All Plans	Weighted average target asset allocation for all plans for 2013 are as follows:

All Plans
Asset category:
Equity securities	24%
Debt securities	56%
Cash/Other	20%

Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2013:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$113	$113	$—	$—
U.S. equities—Mid cap	36	36	—	—
U.S. equities—Small cap	45	45	—	—
Non-U.S. equities	109	109	—	—

Total equity securities	303	303	—	—

Fixed income securities:
U.S. government bonds	345	345	—	—
U.S. corporate bonds	323	—	323	—
Non-U.S. government bonds	483	101	382	—
Non-U.S. corporate bonds	110	1	109	—
Mortgage backed securities	9	—	9	—
Other fixed income	75	37	38	—

Total fixed income securities	1,345	484	861	—

Other types of investments:
Mutual funds(A)	708	—	708	—
Insurance contracts	34	1	—	33
Derivatives—credit contracts	14	—	14	—
Real estate	35	35	—	—
Other	263	—	263	—

Total other types of investments	1,054	36	985	33

Cash:	61	32	29	—

Total	$2,763	$855	$1,875	$33

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$152	$139	$13	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	67	67	—	—
Non-U.S. equities—Large cap	69	57	12	—

Total equity securities	333	308	25	—

Fixed income securities:
U.S. government bonds	250	247	3	—
U.S. corporate bonds	264	—	264	—
Non-U.S. government bonds	484	25	459	—
Non-U.S. corporate bonds	92	—	92	—
Mortgage backed securities	11	—	11	—
Other fixed income	45	24	21	—

Total fixed income securities	1,146	296	850	—

Other types of investments:
Mutual funds(A)	716	—	716	—
Investment funds(B)	349	—	349	—
Insurance contracts	29	—	—	29
Derivatives—credit contracts	1	—	1	—
Real estate(C)	32	—	32	—
Other	59	4	55	—

Total other types of investments	1,186	4	1,153	29

Cash:	28	3	25	—

Total	$2,693	$611	$2,053	$29

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.
(C)	This category includes also hedge funds.

Changes in Level 3 Plan Assets

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2013:

Insurance Contracts
Balance at December 31, 2012	$29
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	89
Settlements	(89)
Currency impact	3

Balance at December 31, 2013	$33

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2012:

Insurance Contracts
Balance at December 31, 2011	$29
Actual return on plan assets relating to assets still held at reporting date	2
Purchases,	89
Settlements	(89)
Currency impact	(2)

Balance at December 31, 2012	$29

Cash Flows Related to Total Benefits Expected to be Paid

The benefit expected to be paid from the benefit plans, which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Health care	Medicare Part D Reimbursement	Other
	(in millions)
2014	$209	$79	$(2)	$24
2015	203	81	(3)	19
2016	202	81	(3)	20
2017	205	81	(3)	24
2018	207	80	(4)	29
2019 – 2023	1,049	369	(22)	115

Total	$2,075	$771	$(37)	$231